INTERIM CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue
Consulting Fees	$ 0	$ 900	$ 1,050	$ 4,700	$ 2,325	$ 5,600
Subscription services	2,500	0	2,500	0
Subscription Revenue					0	2,500	$ 0
Total Revenue	2,500	900	3,550	4,700	2,325	8,100
Operating Expenses
Advertising and Promotion	30,407	11,062	120,690	30,607	13,944	62,238
Amortization	1,238	0	1,562	0
Contractors and consultants	159,562	3,400	399,813	3,400	263	95,938
Interest and bank charges	346	3,814	6,082	5,547
Insurance	0	0	6,920	0
Investor relations and shareholder communication	59,136	2,749	180,064	5,498	0	67,597
Bank charges & fees					777	3,199
Exchange & listing fees					0	47,176
Interest On Short-term Debt					0	9,865
Legal and accounting	45,435	17,820	197,442	101,810	26,429	168,077
Management Fees	29,250	49,500	156,750	106,000	34,700	167,250
Share based compensation	386,449	0	386,449	0
Meals & entertainment	8,434	750	20,775	1,242	268	4,138
Office and administration	232	1,107	6,770	3,357	798	9,569
Subscriptions and dues	176	283	3,331	579	493	1,672
Rent & utilities					351	488
Transfer agent and filing fees	10,805	35,250	32,009	44,246
Software subscription and platform costs	19,348	0	53,738	0
Travel & hotel					677	1,794
Website & platform cost					827	35,917
Wages and benefits	121,110		272,773
TOTAL OPERATING EXPENSES	874,018	125,735	1,845,168	302,286	79,527	674,918
LOSS FROM OPERATIONS	(871,518)	(124,835)	(1,841,618)	(297,586)
OTHER INCOME (EXPENSE)
Accretion Expense		(59,213)	(66,132)	(71,724)	0	(168,638)	0
Financing fees		(15,482)		(26,966)	0	26,966	0
Gain On Extinguishment Of Convertible Debt					0	36,731	0
Loss On Settlement Of Convertible Debts					0	(97,489)	0
TOTAL OTHER INCOME (EXPENSE)		(74,695)	(66,132)	(98,690)	0	(256,362)	$ 0
NET LOSS	$ (871,518)	$ (199,530)	$ (1,907,750)	$ (396,276)	$ (77,202)	$ (923,180)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ (0.04)	$ (0.02)	$ (0.09)	$ (0.03)	$ (0.01)	$ (0.07)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	19,412,280	13,152,503	22,440,139	12,964,601	7,790,648	13,566,628